Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	DFA INVESTMENT DIMENSIONS GROUP INC
Entity Central Index Key	0000355437
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 19, 2023
Document Effective Date	Dec. 19, 2023
Prospectus Date	Feb. 28, 2023